RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2024	2023	2022	2024	2023
Calvert	Joint Venture	3,231	3,405	3,521	26	17
Gonvarri Steel Industries [1]	Associate	2,091	2,474	2,526	60	98
Aperam	Other	382	445	536	31	44
Borçelik	Joint Venture	287	371	427	11	33
Bamesa	Associate	269	345	311	20	33
Tuper	Joint Venture	231	238	336	53	39
ArcelorMittal CLN Distribuzione Italia	Joint Venture	198	214	333	2	1
Tameh	Joint Venture	168	214	292	24	16
Coils Lamiere Nastri (C.L.N.)	Associate	144	185	195	11	21
WDI [2]	Associate	128	183	195	9	1
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	61	88	177	16	2
AMNS India	Joint Venture	47	101	69	3	1
Other [3]		528	562	826	56	66
Total		7,765	8,825	9,744	322	372
1.Gonvarri Steel Industries include mainly the joint ventures ArcelorMittal Gonvarri Brasil Productos Siderúrgicos and ArcelorMittal Gonvarri SSC Slovakia.
2.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
3.Other includes  Acciaierie d'Italia until February 20, 2024 (refer note 2.4.1).

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2024	2023	2022	2024	2023
Tameh	Joint Venture	550	669	830	89	111
Global Chartering	Joint Venture	276	296	413	7	13
Integrated Metal Recycling	Joint Venture	130	125	99	8	1
Aperam	Other	126	92	126	17	10
Alkat	Associate	116	75	90	13	12
Exeltium	Associate	87	85	85	14	16
AMNS India	Joint Venture	84	96	105	11	20
Baycoat	Joint Venture	70	62	60	8	8
CFL Cargo	Associate	69	59	52	11	4
Enerfos	Joint Venture	57	60	44	13	21
Sitrel	Joint Venture	53	60	110	—	3
Other		380	370	286	100	141
Total		1,998	2,049	2,300	291	360